Noncontrolling Interests	12 Months Ended
Dec. 31, 2020
Noncontrolling Interest [Abstract]
Noncontrolling Interests
21.	NONCONTROLLING INTERESTS

	Commodities brokerage Services	Investment Advisory services	Institution Subscription services	Rifa Financial Holdings Brokerage services	Other	Total
Balance as of January 1, 2018	$(9,226,990)	$—	$—	$891,919	—	$(8,335,071)
Dividends paid to noncontrolling interest	—	—	—	—	—	—
Changes in controlling ownership interest	—	—	—	—	—	—
Deconsolidation	1,216,007	—	—	—	—	1,216,007
Share-based compensation (Note 15)	529,600	—	—	—	—	529,600
Net income (loss)	(3,249,840)	—	—	729,465	—	(2,520,375)
Balance as of December 31, 2018	$(10,731,223)	$—	$—	$1,621,384	—	$(9,109,839)
Dividends paid to noncontrolling interest	—	—	—	—	—	—
Changes in controlling ownership interest	—	—	—	—	—	—
Deconsolidation	295,830	—	—	—	—	295,830
Share-based compensation (Note 15)	267,076	—	—	—	—	267,076
Net income (loss)	(1,704,695)	—	—	223,768	—	(1,480,927)
Balance as of December 31, 2019	$(11,873,012)	$—	$—	$1,845,152	—	$(10,027,860)
Dividends paid to noncontrolling interest	—	—	—	—	—	—
Changes in controlling ownership interest	—	—	—	—	—	—
Deconsolidation	—	—	—	—	—	—
Share-based compensation (Note 15)	99,540	—	—	—	—	99,540
Net income (loss)	(416,496)	—	—	(375,543)	—	(792,039)
Balance as of December 31, 2020	$(12,189,969)	$—	$—	$(1,469,608)	—	$(10,720,359)

In November 2018, China Finance Online entered into a Share Transfer Agreement with West Platinum Limited (the “Buyer”) to sell 1,552,000 shares (“Sale Shares”), or 20% of Rifa Financial Holdings Limited (“Rifa Financial”) for HK$73.8 million (or approximately US$9.4 million) (the “Purchase Price”).

Pursuant to the Share Transfer Agreement, the Buyer provided a refundable deposit to the Company of $1.4 million. The refundable deposit was not considered part of the Purchase Price. The deposit was refundable to the Buyer upon the Share Transfer approval by Securities and Futures Commission of Hong Kong (“SFC”). The Share Transfer was approved during 2018 and the Company refunded the deposit to the Buyer during 2019.

Pursuant to the Share Transfer Agreement, the completion of the equity transfer is subject to conditions, including but not limited to obtaining all necessary approvals and consents of Securities and Futures Commission of Hong Kong. As of December 31, 2019, both the register of shareholders and business registration had not been changed, therefore the equity transfer has not been completed and recorded in noncontrolling interests. In addition, the Share Transfer Agreement was subject to Rifa Financial being listed on the Main Board of the Stock Exchange of Hong Kong Limited (“HKEX”) as of December 31, 2019. If Rifa Financial is not listed on the HKEX, the Company would refund all amounts received under the Share Transfer Agreement without interest to the Buyer within two weeks from December 31, 2019. Due to the failure of Rifa Financial listing on HKEX through December 31, 2019, the shares were not transferred to the Buyer. The Company is obligated to return the Purchase Price to the Buyer.